Fixed assets - Other intangible assets - Net book value - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 15,098	€ 14,946	€ 14,940	€ 15,135
Telecommunications licenses
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	6,878	6,869	6,691
Software
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	4,344	4,280	4,331
Orange brand
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	3,133	3,133	3,133
Other brands
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	65	60	69
Customer-related intangible assets
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	344	246	346
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	335	€ 358	€ 370
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	39,063
Gross carrying amount [member] | Telecommunications licenses
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	12,891
Gross carrying amount [member] | Software
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	14,400
Gross carrying amount [member] | Orange brand
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	3,133
Gross carrying amount [member] | Other brands
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,106
Gross carrying amount [member] | Customer-related intangible assets
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	5,443
Gross carrying amount [member] | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	2,089
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(22,695)
Accumulated depreciation and amortisation [member] | Telecommunications licenses
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(5,962)
Accumulated depreciation and amortisation [member] | Software
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(9,951)
Accumulated depreciation and amortisation [member] | Other brands
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(145)
Accumulated depreciation and amortisation [member] | Customer-related intangible assets
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(5,085)
Accumulated depreciation and amortisation [member] | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(1,553)
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(1,269)
Accumulated impairment [member] | Telecommunications licenses
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(52)
Accumulated impairment [member] | Software
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(106)
Accumulated impairment [member] | Other brands
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(897)
Accumulated impairment [member] | Customer-related intangible assets
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(14)
Accumulated impairment [member] | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ (201)